Financial liabilities - Summary of Bank Loans (Details) - Long-term borrowings € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Summary Of Conditional Advances, Banks Loans And Loans
Liabilities arising from financing activities at beginning of period	€ 9,126
Changes in liabilities arising from financing activities
Impact of discounting, accretion and catch-up impact	(3)
Accumulated fixed interest accrual	66
Repayment	(1,316)
Liabilities arising from financing activities at end of period	7,873
HSBC “PGE”
Summary Of Conditional Advances, Banks Loans And Loans
Liabilities arising from financing activities at beginning of period	4,409
Changes in liabilities arising from financing activities
Impact of discounting, accretion and catch-up impact	0
Accumulated fixed interest accrual	17
Repayment	(640)
Liabilities arising from financing activities at end of period	3,786
Bpifrance “PGE”
Summary Of Conditional Advances, Banks Loans And Loans
Liabilities arising from financing activities at beginning of period	4,717
Changes in liabilities arising from financing activities
Impact of discounting, accretion and catch-up impact	(3)
Accumulated fixed interest accrual	49
Repayment	(676)
Liabilities arising from financing activities at end of period	€ 4,087